Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF Investment Strategy - Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in equity securities included in its underlying index, in depositary receipts representing equity securities included in its underlying index, and in underlying stocks in lieu of depositary receipts included in its underlying index. The Index is designed to measure the performance of the large- and mid-capitalization growth segment of U.S. equity issuers, with a capping methodology (discussed below). The Index is a subset of the Russell 1000 Index and measures the performance of equity securities of Russell 1000 Index issuers with higher price-to-book ratios, higher forecasted medium-term growth and higher sales-per-share historical growth relative to all issuers whose securities are included in the Russell 1000 Index. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization (subject to the capping described below). As of December 1, 2025, the Index consisted of 390 securities with a market capitalization range of approximately $956.3 million and $4.3 trillion, and an average market capitalization of approximately $128.9 billion. The components of the Index may change over time. The Index applies a capping methodology aimed to ensure that the Fund generally remains classified as “diversified” under the Investment Company Act of 1940, as amended. The Index normally rebalances quarterly, at which time (i) all companies that have a weight greater than 4.5% in aggregate are no more than 22.5% of the Index and (ii) no individual company in the Index has a weight greater than 22.5% of the Index. The Index is monitored daily to ensure that companies that have a weight greater than 4.8% in aggregate are no more than 24% of the Index. The daily capping is not applied during the pricing window preceding the rebalance date, which normally lasts several business days. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques. The Index is owned and calculated by FTSE Russell (“Russell” or the “Index Provider”). The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund may invest a larger percentage of its assets in fewer issuers than diversified funds. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.